SEGMENT - Segment information (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
SEGMENT
Total revenues	¥ 10,010	$ 1,380	¥ 6,063
Adjusted EBITDA	3,418		(280)
Interest income	101	14	37
Interest expense	224	31	199
Income tax (benefit) expense	502	69	(430)
Depreciation and amortization	721		734
Share-based compensation	61	8	48
Losses from fair value changes of equity securities	6		186
Net (loss) income attributable to H World Group Limited	2,005	$ 276	(980)
Legacy Huazhu
SEGMENT
Total revenues	7,941		4,736
Adjusted EBITDA	3,385		(70)
Legacy DH
SEGMENT
Total revenues	2,069		1,327
Adjusted EBITDA	¥ 33		¥ (210)